Acquisitions ITS - Preliminary Allocation of Consideration Transferred (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended			2 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 ITS [Member]	Sep. 30, 2013 ITS [Member]	Apr. 22, 2013 ITS [Member]
Business Acquisition [Line Items]
Cash and cash equivalents									$ 7,009,000
Accounts and notes receivable, net									48,795,000	[1]
Other current assets									1,803,000
Accounts payable and accrued liabilities									(39,156,000)
Accrued income taxes									(1,251,000)
Working capital excluding rig materials and supplies									17,200,000
Rig materials and supplies									11,514,000
Property, plant and equipment, net									70,339,000	[2]
Investment in joint venture									4,134,000
Other noncurrent assets									2,818,000
Total tangible assets									106,005,000
Deferred income tax assets - current									222,000
Deferred income tax assets - noncurrent									14,153,000	[3]
Intangible assets
Trade name, developed technology, and customer relationship									10,000,000
Indefinite-lived intangible assets									200,000
Total assets acquired									130,580,000
Other long-term liabilities									(211,000)
Long-term deferred tax liability									(2,661,000)
Net assets acquired									127,708,000
Less: Noncontrolling interest									(2,708,000)	[4]
Total consideration transferred									125,000,000
Accounts and notes receivable, gross									54,700,000
Adjustment to record property, plant and equipment to fair value	170,000,000				170,000,000		43,700,000
Increase in deferred income tax asset		12,872,000	8,403,000	15,837,000	(48,375,000)	(1,308,000)	7,700,000
Intangible assets acquired									10,000,000
Weighted average useful life							3 years 4 months 24 days	3 years
Impairment of non-controlling interest							$ 1,000,000

[1]	Gross contractual amounts receivable totaled $54.7 million as of the acquisition date.
[2]	We recorded an adjustment of $43.7 million to reduce the historical carrying value of the acquired property, plant and equipment to its estimated fair value.
[3]	In connection with the ITS Acquisition, we recorded a $7.7 million adjustment to increase deferred income tax assets primarily related to the differences between acquisition date estimated fair value and tax basis of acquired property, plant and equipment.
[4]	We recorded an adjustment of $1.0 million to write-down the noncontrolling interest to its estimated fair value. The estimated fair value of the noncontrolling interest was calculated as a percentage of the net assets acquired related to certain subsidiaries in which ITS holds less than a 100 percent controlling interest. The fair value of the net assets of these subsidiaries was primarily based on the income approach valuation model.